28. OPERATING COSTS AND EXPENSES (Details 3) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Provisions Reversals [line items]
Estimated losses on doubtful accounts receivables	[1]	R$ 147	R$ 238	R$ 264
Estimated losses on other accounts receivables	[2]		11	(4)
Estimated losses on accounts receivables from related parties	[3]	37	688
Contingency provisions (reversals)
Labor claims	[4]	46	136	42
Civil	[4]	43	24	13
Tax	[4],[5]	75	1,228	(5)
Other	[4]	22	12	1
Other provisions	[4]	186	1,400	51
Operating provision (Reversals)	[4]	370	2,337	311
Adjustment for losses
Provision for losses		53	64	155
Operating provision (reversals) and adjustment for losses , Total		423	2,401	466
Written put options [member] | RME and LEPSA [member]
Adjustment for losses
Provision for losses				48
Written put options [member] | S A A G lnvestimentos S A [member]
Adjustment for losses
Provision for losses		R$ 53	R$ 64	R$ 107

[1]	The expected losses on receivables are presented as selling expenses in the Statement of Income.
[2]	The estimated losses on other accounts receivable are presented in the consolidated Statement of income as operating expenses.
[3]	Estimated losses on accounts receivable from Renova, as a result of the assessment of the jointly-controlled entity credit risk.
[4]	The provisions for contingencies of the holding company are presented in the consolidated statement of income for the year as operating expenses.
[5]	The provision recognized in 2019 is due to the Company's reassessment, based on the opinion of its legal advisers, of the probability of loss in legal actions disputing social security contributions on the payments of profit-sharing to its employees from 1999 to 2016. For more information, see note 25.